Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [abstract]
Basic earnings/(loss) per share from continuing operations	$ 0.20	$ (0.42)		$ (0.04)
Basic earnings/(loss) per share from discontinued operation	0.00	0.00		0.02
Diluted basic earnings/(loss) per share from continuing operations	$ 0.19	$ (0.42)		$ (0.04)
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Weighted average number of shares	827,386,603	821,532,707		820,611,806
Share options in issue	11,847,499	10,932,784		6,308,615
Diluted number of ordinary shares	839,234,102	832,465,491		826,920,421
Diluted basic earnings/(loss) per share from discontinued operation	$ 0.00	$ 0.00		$ 0.02
Headline earnings/(loss) per share from continuing operations	$ 0.20	$ 0.07		$ 0.26
Long-form headline earnings reconciliation
Profit/(Loss) attributable to owners of the parent from continuing operations	$ 161.6	$ (348.2)		$ (31.8)
Loss/(profit) on disposal of assets, net	(0.8)	37.0		(2.6)
Gross	(1.2)	51.6		(4.0)
Taxation effect	0.4	(12.0)		1.2
Non-controlling interest effect	0.0	(2.6)		0.2
Impairment, reversal of impairment and write-off of investments and assets and other, net	1.9	371.8		246.7
Impairment, net of reversal of impairment of investments and assets	9.8	520.3		200.2
Write-off of exploration and evaluation assets	30.0	37.7	[1]	51.5	[1]
Profit on disposal of Maverix (2018: profit on dilution of Gold Fields' interest in Maverix)	(33.8)	(4.0)		0.0
Gain on acquisition of Asanko	0.0	(51.8)	[1]	0.0	[1]
Release of foreign exchange reserve on disposal of subsidiary	4.6	0.0		0.0
Loss on disposal of subsidiary	0.3	0.0		0.0
Taxation effect	(9.0)	(130.4)		(4.3)
Non-controlling interest effect	0.0	0.0		(0.7)
Headline earnings	$ 162.7	$ 60.6		$ 212.3
Headline earnings/(loss) per share from discontinued operation	$ 0.00	$ 0.00		$ 0.00
Profit attributable to owners of the parent from discontinued operations	$ 0.0	$ 0.0		$ 13.1
Impairment and write-off of investments and assets and other, net	0.0	0.0		(15.5)
Gain on sale of discontinued operation	0.0	0.0		(23.5)
Write-off of exploration and evaluation assets	0.0	0.0		1.5
Taxation effect	0.0	0.0		6.5
Headline (loss)/earnings	$ 0.0	$ 0.0		$ (2.4)
Diluted headline earnings/(loss) per share from continuing operations	$ 0.19	$ 0.07		$ 0.26
Diluted headline (loss)/earnings per share from discontinued operations	$ 0.00	$ 0.00		$ 0.00

[1]	Refer note 42.